SCHEDULE OF STOCK BASED EXPENSES RECOGNIZED SERVICES FROM EMPLOYEES AND NON-EMPLOYEES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock based compensation expense	$ 292,000	$ 354,000
Research and Development Expense [Member]
Stock based compensation expense	6,000	6,000
Selling and Marketing Expense [Member]
Stock based compensation expense	28,000	25,000
General and Administrative Expense [Member]
Stock based compensation expense	$ 258,000	$ 323,000